PRIVATE PLACEMENT (Details) - USD ($)		1 Months Ended	2 Months Ended	9 Months Ended
	Apr. 30, 2020	Apr. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Jun. 12, 2018
Private Placement, Disclosure [Line Items]
Number of warrants issued					300,000
Social Capital Hedosophia Holdings Corp. II
Private Placement, Disclosure [Line Items]
Aggregate purchase price				$ 9,200,000
Social Capital Hedosophia Holdings Corp. II | Private placement | Common Class A
Private Placement, Disclosure [Line Items]
Number of shares called for by each public warrant (in shares)	1	1	1
Exercise price of warrants (in dollars per share)	$ 11.50	$ 11.50	$ 11.50
Social Capital Hedosophia Holdings Corp. II | Private placement | Sponsor
Private Placement, Disclosure [Line Items]
Number of warrants issued	6,133,333	6,133,333	6,133,333
Issue price of warrants (in dollars per share)	$ 1.50	$ 1.50	$ 1.50
Aggregate purchase price	$ 9,200,000	$ 9,200,000	$ 9,200,000